Assets held for sale and liabilities directly associated with assets held for sale	12 Months Ended
Dec. 31, 2020
Assets held for sale and liabilities directly associated with assets held for sale
Assets held for sale and liabilities directly associated with assets held for sale

24 Assets held for sale and liabilities directly associated with assets held for sale

As of December 31, 2020, assets held for sale related to sales of tangible assets for €44 million (€18 million at December 31,2019).